Gain on sale of development properties	12 Months Ended
Dec. 31, 2022
Gain On Sale Of Development Properties [Abstract]
Gain on sale of development properties
19.	Gain on sale of development properties
Gain on sale of development properties for the years ended December 31, 2020, 2021 and 2022 were RMB1,649 million, RMB767 million and RMB1,379 million, respectively, which were mainly derived from disposals of logistics facilities to several private funds, which can be further classified into core, development and acquisition fund (collectively, “Property Funds”). The overview of the major funds are listed below.
Core funds

In 2018, the Group established JD Property to manage the expanding logistics facilities and other real estate properties. In 2019, 2020 and 2022, JD Property established several core funds (the “Core Funds”) together with a third-party investor. JD Property serves as the general partner and committed

10
%
-
20
%
of the total capital of each core fund as the limited partner, and the third-party investor committed the remaining

80
%
-
90
%
.
Furthermore, in 2019, 2020 and 2022, the Group entered into definitive agreements with each of the Core Funds, pursuant to which the Group will dispose of certain modern logistics facilities to the Core Funds, and concurrently lease back these completed facilities for operational purposes with an initial lease term of

4
to
10
years. The annual rent for the completed facilities is set at fair market rent for the initial lease term and will be adjusted based on the growth rate of fair market rent at the beginning of each subsequent
5
years’
period. The Group may choose to renew the lease upon the expiry of the initial lease agreement if the adjusted rental rate is acceptable. The lease back transaction is accounted for under ASC 842 as operating lease, and the ROU assets and operating lease liabilities were recorded accordingly. The Core Funds used leverage to finance the purchase, and the closing of the purchase is subject to certain conditions, including the availability of debt financing.
The investment committee of each of the Core Funds, which comprises the representatives from JD Property and the third-party investor, oversees the key operations of each fund, respectively. Given the control over the Core Funds is shared between JD Property and the third-party investor, JD Property does not consolidate the Core Funds and investments in the Core Funds are accounted for using the equity method as JD Property obtained significant influence by the rights to nominate no more than half of the members of each investment committee.
The closing conditions for each asset group of completed logistics facilities were considered met when each of the Core Funds signed definitive facility agreements with bank consortium to finance the purchase, respectively. As of each respective year-end, all or majority logistics facilities under asset groups related to different core funds have been completed and satisfied hand-over condition. Therefore, the Group recorded disposal gain related to the Core Funds of

RMB
1,181
 million, RMB
637
 million and RMB
1,289
million for the years ended December 31, 2020, 2021 and 2022, respectively, which represent the excess of cash consideration of the net assets, including the consideration received and expected to receive, over the carrying value of the net assets disposed as of the disposal date.

Development fund
In 2020, JD Property entered into definitive agreements to establish another logistics investment fund, the Development Fund, together with certain third-party investors to replicate the successful experience of the Core Funds. The Development Fund planned to acquire some of JD Property’s uncompleted modern logistics facilities. JD Property serves as general partner and committed
40
%
of the total capital of the Development Fund as a limited partner, and the third-party investors committed the remaining

60
%.
The investment committee of Development Fund, which comprises the representatives from JD Property and the third-party investors, oversees the key operations of the fund. Given the control over the Development Fund is shared between JD Property and third-party investors, JD Property does not consolidate the Development Fund and investments in the Development Fund is accounted for using the equity method as JD Property obtained significant influence by the rights to nominate no more than half of the members of investment committee.
In December 2020, the Group entered into definitive agreements with the Development Fund to sell certain of its uncompleted modern logistics facilities, and will concurrently lease back such facilities for operational purposes when completed. The closing conditions for such facilities were successively met since December 2020 and the Group recorded disposal gain of
RMB468 million and RMB112
million for the years ended December 31, 2020 and 2021, respectively. As of December 31, 2021, all logistics facilities under asset groups related to Development Fund have satisfied hand-over condition, and been derecognized by the Group.